UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6%
Alabama - 3.0%
Birmingham-Jefferson Civic Center
Authority,
Special Tax Revenue Bonds, Ser. 2018
B	5.00	7/1/2043	7,500,000		8,097,750
Black Belt Energy Gas District,
Gas Prepay Revenue Bonds, 1 Month
LIBOR + .90%	2.44	12/1/2023	5,000,000	[a]	5,000,000
Jefferson County,
Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000		2,778,825
Jefferson County,
Senior Lien Sewer Revenue Bonds
Warrants (Insured; Assured Guaranty
Municipal Corp.)	0/6.66	10/1/1942	20,000,000	[b]	17,528,800
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/2028	3,300,000		3,778,170
					37,183,545
Arizona - .6%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter
Schools Solutions-Harmony Public
Schools Project)	5.00	2/15/2046	1,500,000	[c]	1,553,040
Maricopa County Industrial
Development Authority,
Revenue Bonds (Banner Health)	5.00	1/1/2031	1,750,000		1,993,338
Pima County Industrial Development
Authority,
IDR (Tucson Electric Power Company
Project)	5.25	10/1/2040	4,185,000		4,375,166
					7,921,544
California - 4.2%
California County Tobacco
Securitization Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/2034	5,295,000		5,512,942
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00 11/15/2046		6,750,000		7,376,805
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/2038	2,500,000		2,742,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
California - 4.2% (continued)
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Ser. 2018
A	5.25	12/1/2048	1,800,000	[c]	1,889,064
Golden State Tobacco Securitization
Corporation,
Revenue Bonds	5.00	6/1/2028	3,265,000		3,591,859
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/2033	5,000,000		5,439,250
San Diego County Regional Airport
Authority,
Senior Airport Revenue Bonds	5.00	7/1/2043	6,000,000		6,437,580
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/2041	12,500,000		13,681,000
University of California Regents,
Medical Center Pooled Revenue
Bonds	5.00	5/15/2043	5,000,000		5,442,100
					52,113,375
Colorado - 4.5%
City & County of Denver Airport
System,
Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	2,000,000		2,291,520
City and County of Denver,
Airport System Subordinate Revenue
Bonds	5.25	11/15/2043	6,000,000		6,590,880
City and County of Denver,
Airport System Subordinate Revenue
Bonds	5.50	11/15/2027	6,000,000		6,782,640
Colorado Health Facilities Authority,
Revenue Bonds	5.00	12/1/2048	6,000,000		6,408,600
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.00	2/1/2041	5,175,000		5,313,949
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.25	1/1/2045	4,315,000		4,568,593
Denver City & County School District,
GO	5.50	12/1/2041	1,550,000		1,820,801
Denver City and County ,
Airport Revenue Bonds, Refunding,
Ser. 2018 A	5.00	12/1/2048	5,000,000		5,490,300
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue Bonds	5.00	12/1/2036	1,315,000		1,412,323

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Colorado - 4.5% (continued)
Denver Convention Center Hotel
Authority,
Revenue Bonds	5.00	12/1/2027	3,860,000		4,296,952
Dominion Water & Sanitation District,
Revenue Bonds	5.75	12/1/2036	3,500,000		3,679,410
Dominion Water and Sanitation
District,
Tap Fee Revenue Bonds	6.00	12/1/2046	500,000		525,925
E-470 Public Highway Authority,
Senior Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.)	0.00	9/1/2020	6,740,000	[d]	6,464,604
					55,646,497
Connecticut - 2.3%
Connecticut,
GO	5.00	6/15/2035	1,000,000		1,094,410
Connecticut,
GO	5.00	6/15/2034	1,020,000		1,122,204
Connecticut,
GO	5.00	10/15/2025	10,600,000		11,536,722
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	9/1/2033	6,000,000		6,478,440
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	10/1/2029	2,500,000		2,716,100
Hartford County Metropolitan District,
Clean Water Project Revenue Bonds
(Green Bonds)	5.00	11/1/2034	5,025,000		5,508,154
					28,456,030
District of Columbia - 1.4%
District of Columbia Tobacco
Settlement Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/2046	25,100,000	[d]	3,857,368
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2035	2,000,000		2,216,200
Metropolitan Washington Airports
Authority,
Airport Systems Revenue Bonds	5.00	10/1/2038	4,000,000		4,465,560
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue Bonds	5.00	10/1/2028	4,000,000		4,319,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
District of Columbia - 1.4% (continued)
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue Bonds	5.00	10/1/2035	2,000,000		2,235,100
					17,093,268
Florida - 6.2%
Broward County,
Airport System Revenue Bonds	5.00	10/1/2047	5,000,000		5,449,950
Central Expressway Authority,
Revenue Bonds, Refunding (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/2038	2,500,000		2,784,800
Citizens Property Insurance
Corporation,
Coastal Account Senior Secured
Revenue Bonds	5.00	6/1/2025	30,000,000		34,117,800
Gainesville Utilities System,
Revenue Bonds	5.00	10/1/2037	2,000,000		2,280,720
Jacksonville Electric Authority,
Water and Sewer System Revenue
Bonds, Refunding	5.00	10/1/2029	1,220,000		1,371,805
Miami Beach,
Stormwater Revenue Bonds,
Refunding	5.00	9/1/2047	7,000,000		7,527,520
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/2035	1,500,000		1,663,110
Miami-Dade County,
Seaport Revenue Bonds	5.50	10/1/2042	3,500,000		3,847,515
Orlando Utilities Commission Utility
System,
Revenue Bonds (Series 2018 Project)	5.00	10/1/2038	3,000,000		3,403,890
Palm Beach County Health Facilities
Authority,
Revenue Bonds (Acts Retirement-Life
Communities)	5.00	11/15/2045	11,500,000		12,280,045
Pinellas County Health Facilities
Authority,
Health System Revenue Bonds
(BayCare Health System Issue)
(Insured; National Public Finance
Guarantee Corp.)	3.34	11/15/2023	1,875,000		1,875,000
					76,602,155
Georgia - 2.9%
Main Street Natural Gas Incorporated,
Gas Supply Revenue Bonds, 1 Month
LIBOR + .75%	2.29	9/1/2023	7,500,000	[a]	7,458,750
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/2028	8,400,000		9,284,772

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Georgia - 2.9% (continued)
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/2021	7,705,000	8,080,850
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/2020	1,000,000	1,002,250
Private Colleges & Universities
Authority,
Revenue Bonds (Emory University)	5.00	10/1/2043	8,875,000	9,738,182
				35,564,804
Hawaii - .4%
Hawaii Airports System,
Revenue Bonds, Ser. 2018 A	5.00	7/1/2043	5,000,000	5,490,500
Idaho - .6%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/2032	7,625,000	7,651,687
Illinois - 9.2%
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2029	6,185,000	6,761,937
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2027	2,695,000	2,963,260
Chicago Board of Education,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/2034	1,000,000	1,084,270
Chicago Board of Education,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/2035	1,000,000	1,079,990
Chicago Board of Education,
GO, Refunding, Ser. C	5.00	12/1/2030	1,500,000	1,646,850
Chicago Board of Education,
Revenue Bonds	5.00	4/1/2046	2,500,000	2,628,900
Chicago Park District,
Limited Tax GO	5.00	1/1/2027	3,000,000	3,249,570
City of Chicago IL Waterworks
Revenue,
Second Lien Water Revenue Bonds	5.00	11/1/2028	7,200,000	8,026,488
Cook County,
Sales Tax Revenue Bonds, Refunding	5.00	11/15/2036	7,000,000	7,757,960
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital
Improvement Bonds	5.00	12/1/2044	5,000,000	5,450,850
Illinois,
Sales Tax Revenue Bonds	5.00	6/15/2024	5,000,000	5,374,550
Illinois Finance Authority,
Revenue Bonds (Advocate Health
Care Network)	5.00	6/1/2029	9,500,000	10,401,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Illinois - 9.2% (continued)
Illinois Finance Authority,
Revenue Bonds (Advocate Health
Care Network)	5.00	6/1/2030	10,305,000	11,251,823
Illinois Finance Authority,
Revenue Bonds (OSF Healthcare
System)	5.00	11/15/2045	2,500,000	2,682,200
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.00	7/1/2043	3,250,000	3,544,775
Illinois Municipal Electric Agency,
Power Supply System Revenue Bonds	5.00	2/1/2032	5,000,000	5,570,700
Illinois Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/2036	1,500,000	1,646,265
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2042	13,090,000	13,314,101
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/2026	4,290,000	4,892,745
State of Illinois,
Revenue Bonds, Ser. A	5.00	6/15/2032	4,325,000	4,714,985
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/2027	5,000,000	5,421,250
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/2044	5,000,000	5,368,850
				114,834,059
Indiana - 1.5%
Indiana Finance Authority,
Hospital Revenue Bonds (Community
Health Network)	5.00	5/1/2042	12,460,000	13,237,379
Indiana Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	1/1/2037	2,500,000	2,781,050
Indianapolis Local Public Improvement
Bond Bank,
Revenue Bonds (Indianapolis Airport
Authority Project)	5.00	1/1/2026	2,000,000	2,278,280
				18,296,709
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue Bonds
(UnityPoint Health)	5.00	8/15/2032	2,500,000	2,773,850
Iowa Finance Authority,
Healthcare Revenue Bonds (Genesis
Health System)	5.00	7/1/2025	5,910,000	6,514,120
				9,287,970

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Kentucky - 3.1%
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/2024	2,780,000	2,952,416
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/2024	10,000,000	10,474,500
Kentucky Public Energy Authority,
Revenue Bonds	4.00	1/1/2025	24,125,000	25,275,762
				38,702,678
Louisiana - 3.1%
East Baton Rouge Sewerage
Commission,
Revenue Bonds	5.00	2/1/2039	8,000,000	8,780,960
Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health
System Project)	5.00	7/1/2047	4,250,000	4,565,987
New Orleans Aviation Board,
General Airport Revenue Bonds
(North Terminal Project)	5.00	1/1/2045	5,000,000	5,313,450
New Orleans Aviation Board,
General Airport Revenue Bonds
(North Terminal Project)	5.00	1/1/2040	7,825,000	8,337,381
New Orleans Aviation Board,
Revenue Bonds, Refunding	5.00	1/1/2037	1,750,000	1,936,830
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/2035	9,140,000	9,667,012
				38,601,620
Maine - .4%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Issue)	7.50	7/1/2032	5,000,000	5,475,150
Maryland - 1.2%
Baltimore Convention Center Hotel,
Revenue Bonds (Convention Center
Hotel Project)	5.00	9/1/2046	3,500,000	3,668,910
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (MedStar Health
Issue)	5.00	8/15/2038	4,000,000	4,327,200
Maryland Stadium Authority,
Revenue Bonds (Construction &
Revitalization Program)	5.00	5/1/2038	5,815,000	6,568,624
				14,564,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Massachusetts - .7%
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/2044	4,000,000	4,257,560
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds
(Issue K)	5.25	7/1/2029	3,725,000	3,927,528
				8,185,088
Michigan - 3.7%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/2046	10,000,000	10,826,300
Karegnondi Water Authority,
Revenue Bonds	5.00	11/1/2045	4,690,000	5,065,528
Michigan Finance Authority,
Hospital Revenue Bonds, Refunding
(Trinity Health Credit Group)	5.00	12/1/2042	1,000,000	1,101,850
Michigan Finance Authority,
HR (Sparrow Obligated Group)	5.00	11/15/2034	2,965,000	3,249,966
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/2030	6,000,000	6,639,720
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/2032	5,000,000	5,509,450
Michigan Strategic Fund,
Revenue Bonds (AMT-I-75
Improvement Project)	5.00	6/30/2048	7,000,000	7,413,140
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/2021	1,250,000	1,228,388
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)	5.00	12/1/2045	5,000,000	5,503,700
				46,538,042

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Minnesota - .3%
Duluth Economic Development
Authority,
Revenue Bonds, Refunding (Essentia
Health Group)	4.25	2/15/2048	2,000,000		1,947,640
Western Minnesota Municipal Power
Agency,
Power Supply Revenue Bonds	5.00	1/1/2030	1,565,000		1,738,699
					3,686,339
Missouri - 1.8%
Kansas City,
General Improvement Airport
Revenue Bonds	5.00	9/1/2022	8,380,000		8,975,064
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(CoxHealth)	5.00	11/15/2030	3,725,000		4,150,022
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(CoxHealth)	5.00	11/15/2029	3,770,000		4,218,555
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds (Iatan
2 Project)	5.00	1/1/2033	2,200,000		2,414,566
Saint Louis County Industrial
Development Authority,
Senior Living Facilities Revenue
Bonds, Refunding (Friendship Village
St. Louis)	5.00	9/1/2048	2,250,000		2,205,450
					21,963,657
Nebraska - .5%
Nebraska Public Power District,
General Revenue Bonds	5.00	1/1/2034	2,975,000		3,339,497
Public Power Generation Agency of
Nebraska,
Revenue Bonds (Whelan Energy
Center Unit 2)	5.00	1/1/2041	3,050,000		3,324,592
					6,664,089
Nevada - 2.9%
Clark County,
Airport System Revenue Bonds	5.00	7/1/2040	19,000,000		20,925,080
Clark County,
GO	5.00	11/1/2038	10,945,000		12,013,123
Reno,
Sales Tax Revenue Bonds First Lien
(Reno Transportation Rail Access
Project)	0.00	7/1/2058	25,000,000	[c,d]	2,694,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Nevada - 2.9% (continued)
Reno,
Sales Tax Revenue Bonds First Lien
(Reno Transportation Rail Access
Project)	5.00	6/1/2048	1,000,000		1,105,920
					36,738,623
New Jersey - 4.1%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/2045	5,000,000	[c]	5,014,000
New Jersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/2028	2,250,000		2,370,330
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/2027	5,000,000		5,517,750
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	3/1/2028	3,250,000		3,451,045
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2031	7,550,000		8,161,550
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2029	3,130,000		3,416,364
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Virtua Health Issue)	5.00	7/1/2028	3,000,000		3,331,470
New Jersey Tobacco Settlement
Financing Corpporation,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	6,000,000		6,215,580
New Jersey Tobacco Settlement
Financing Corpporation,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000		5,391,650
New Jersey Tobacco Settlement
Financing Corpporation,
Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	7,350,000		7,801,143
					50,670,882
New York - 9.5%
Long Island Power Authority,
Electric System Revenue Bonds	5.00	9/1/2034	1,000,000		1,132,190
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/2030	6,170,000		6,957,662
New York City,
GO	5.00	10/1/2036	8,505,000		9,054,848

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
New York - 9.5% (continued)
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
Bonds (Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/2021	6,150,000		6,529,455
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds	5.00	2/1/2035	10,055,000		10,583,994
New York Counties Tobacco Trust,
Revenue Bonds	0.00	6/1/2050	36,610,000	[d]	4,429,810
New York Liberty Development
Corporation,
Liberty Revenue Bonds (4 World
Trade Center Project)	5.00	11/15/2031	5,000,000		5,333,850
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	7,500,000	[c]	7,666,125
New York Liberty Development
Corporation,
Revenue Bonds (Goldman Sachs
Headquarters Issue)	5.25	10/1/2035	1,000,000		1,205,410
New York State Dormitory Authority,
Revenue Bonds (New York
University) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/2027	9,500,000		11,151,385
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	3/15/2032	7,100,000		7,909,471
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/2031	7,500,000		8,436,975
New York State Dormitory Authority,,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/2043	11,500,000		12,528,215
New York State Thruway Authority,
General Revenue Bonds	5.00	1/1/2027	5,000,000		5,561,950
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport
Project)	5.00	8/1/2026	1,500,000		1,562,775
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport
Project)	5.00	8/1/2021	1,100,000		1,157,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
New York - 9.5% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2024	6,000,000		6,581,580
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	6,500,000		6,821,750
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/2031	3,000,000		3,284,250
					117,889,192
North Carolina - .2%
North Carolina Turnpike Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000		2,203,480
Ohio - 1.7%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	38,000,000	[d]	2,461,640
County of Allen OH Hospital Facilities
Revenue,
Hospital Facilities Revenue Bonds
(Catholic Health Partners)	5.00	5/1/2042	4,465,000		4,746,384
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.25	2/15/2047	2,500,000		2,617,475
Hamilton County,
Sewer System Revenue Bonds (The
Metropolitan Sewer District of the
Greater Cincinnati)	5.00	12/1/2029	2,250,000		2,547,810
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.00	1/1/2038	5,000,000		5,337,550
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue Bonds
(Infrastructure Projects)	5.25	2/15/2039	3,000,000		3,289,020
					20,999,879
Pennsylvania - 6.1%
Berks County Industrial Development
Authority,
Health Systems Revenue Bonds,
Refunding (Tower Health Project)	5.00	11/1/2047	4,950,000		5,309,815

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Pennsylvania - 6.1% (continued)
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds,
Refunding (The Highlands at
Wyomissing)	5.00	5/15/2048	1,000,000		1,038,350
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2035	3,500,000		3,858,435
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2031	1,250,000		1,401,388
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Ser. 2018 C, 1 Month MUNIPSA +
.53%	2.22	9/1/2023	11,000,000	[a]	11,003,960
Lancaster County Hospital Authority,
Health System Revenue Bonds
(University of Pennsylvania Health
System)	5.00	8/15/2042	5,240,000		5,701,277
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Ser. 2018 B	5.25	12/1/2048	16,855,000		18,900,860
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2034	2,160,000		2,377,685
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2042	5,000,000		5,254,300
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds	5.00	6/1/2028	4,500,000		4,997,790
Philadelphia School District,
GO	5.00	9/1/2043	5,280,000		5,719,930
Philadelphia School District,
GO	5.00	9/1/2027	5,000,000		5,638,200
Philadelphia School District,
GO	5.25	9/1/2023	5,000,000		5,224,000
					76,425,990
South Carolina - 2.6%
South Carolina Ports Authority,
Ports Revenue Bonds	5.00	7/1/2038	1,600,000		1,767,744
South Carolina Ports Authority,
Ports Revenue Bonds	5.00	7/1/2037	2,965,000		3,285,932
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.00	12/1/2036	10,000,000		10,327,700
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.13	12/1/2043	16,000,000		16,740,800
					32,122,176

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.6% (continued)
South Dakota - .7%
South Dakota Health and Educational
Facilities Authority,
Revenue Bonds (Avera Health Issue)	5.00	7/1/2044	5,000,000		5,331,050
South Dakota Health and Educational
Facilities Authority,
Revenue Bonds (Sanford)	5.00	11/1/2035	3,000,000		3,276,360
					8,607,410
Tennessee - 1.0%
Chattanooga Health Educational and
Housing Board,
Revenue Bonds (Catholic Health
Initiatives)	5.25	1/1/2040	1,500,000		1,594,050
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/2020	5,000,000	[e]	5,306,850
Tennessee Energy Acquisition,
Gas Revenue Bonds	4.00	11/1/2025	5,000,000		5,215,200
					12,116,100
Texas - 10.0%
Austin Convention Enterprises,
Convention Center Revenue Bonds
(1st Tier-Convention Center Hotel)	5.00	1/1/2029	1,880,000		2,087,608
City of Austin TX Water & Wastewater
System Revenue,
Water & Waste Water Systems
Revenue Bonds	5.00	11/15/2043	10,500,000		11,445,315
Corpus Christi,
Utility System Junior Lien
Improvement Revenue Bonds	5.00	7/15/2040	5,000,000		5,508,400
Dallas and Fort Worth,
Joint Revenue Bonds (Dallas-Fort
Worth International Airport)	5.00	11/1/2022	3,000,000		3,271,500
Fort Worth,
Water and Sewer System Revenue
Bonds	5.00	2/15/2027	5,320,000		6,085,282
Houston,
Combined Utility System First Lien
Revenue Bonds	5.00	11/15/2028	4,000,000		4,541,360
Houston Community College System,
Limited Tax GO	5.00	2/15/2029	3,000,000		3,287,850
Love Field Airport Modernization
Corporation,
Special Facilities Revenue Bonds
(Southwest Airlines Company - Love
Field Modernization Program
Project)	5.00	11/1/2028	4,450,000		4,769,020
Lower Colorado River Authority,
Revenue Bonds	5.00	5/15/2039	6,750,000		7,284,465

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Texas - 10.0% (continued)
Lower Colorado River Authority,
Transmission Contract Revenue
Bonds (Lower Colorado River
Authority Transmission Services
Corporation Project)	5.00	5/15/2031	7,895,000	8,650,788
Lubbock Electric Light & Power System,
Revenue Bonds	5.00	4/15/2048	5,000,000	5,519,200
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2039	14,250,000	15,651,345
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2048	1,750,000	1,909,478
Northside Independent School District,
GO (Insured; Texas Permanent
School Fund Guarantee Program)	5.00	8/15/2043	8,000,000	8,762,240
San Antonio,
Electric and Gas Systems Junior Lien
Revenue Bonds	5.00	2/1/2043	9,275,000	9,972,480
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/2029	4,080,000	4,641,082
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/2045	2,500,000	2,732,575
Texas A&M University,
Financing Systems Revenue Bonds,
Refunding	5.00	5/15/2047	2,485,000	2,777,211
Texas Municipal Power Agency,
Revenue Bonds, Refunding	5.00	9/1/2042	1,750,000	1,813,613
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue Bonds	5.00	8/15/2041	3,530,000	3,680,837
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue Bonds	5.00	8/15/2031	5,000,000	5,405,550
Wichita Falls,
Water and Sewer System Revenue
Bonds	5.00	8/1/2024	4,195,000	4,728,814
				124,526,013
U.S. Related - .4%
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds
(Insured; AMBAC Indemnity Corp.)	5.25	7/1/2041	4,900,000	5,391,666
Utah - 1.3%
Metropolitan Water District of Salt Lake
and Sandy,
Water Revenue Bonds Project Bonds	5.00	7/1/2037	3,000,000	3,246,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Utah - 1.3% (continued)
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2037	4,500,000	4,955,580
Utah Charter School Finance Authority,
Charter School Revenue Bonds	5.00	10/15/2048	1,200,000	1,305,732
Utah County,
HR (Intermountain Health Care
Health Services, Inc.)	4.00	5/15/2047	3,250,000	3,250,358
Utah Transit Authority,
Subordinated Sales Tax Revenue
Bonds	5.00	6/15/2035	2,645,000	2,933,146
				15,691,206
Virginia - .4%
Danville Industrial Development
Authority,
HR (Danville Regional Medical
Center) (Insured; AMBAC) (Escrowed
to Maturity)	5.25	10/1/2028	1,500,000	1,667,265
Virginia Small Business Financing
Authority,
Revenue Bonds	5.00	7/1/2034	3,400,000	3,548,376
				5,215,641
Washington - 3.6%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise
Tax Revenue Bonds (Green Bonds)	5.00	11/1/2035	2,795,000	3,171,682
Grant County Public Utility District,
Electric Systems Revenue Bonds,
Refunding	5.00	1/1/2047	3,400,000	3,789,402
Washington,
GO (Various Purpose)	5.00	8/1/2035	10,000,000	11,211,700
Washington Convention Center Public
Facilities District,
Revenue Bonds	5.00	7/1/2043	12,000,000	13,187,280
Washington Health Care Facilities
Authority,
Revenue Bonds (Providence Health
and Services)	5.00	10/1/2042	12,375,000	13,334,062
				44,694,126
Wisconsin - 2.8%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/2040	6,000,000	6,343,920
Public Finance Authority of Wisconsin,
Lease Development Revenue Bonds
(KU Campus Development
Corporation - Central District
Development Project)	5.00	3/1/2046	5,000,000	5,379,350

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.6% (continued)
Wisconsin - 2.8% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XF2418), 11/15/43,
Revenue Bonds (Ascension Health
Alliance Senior Credit Group) (Series
2017 XF2418) Recourse	5.00	5/15/2021	10,000,000 [c,f]	10,784,900
Wisconsin Environmental
Improvement Fund,
Revenue Bonds	5.00	6/1/2032	3,205,000	3,668,122
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/2039	6,100,000	6,539,017
Wisconsin Transportation,
Revenue Bonds	5.00	7/1/2033	1,550,000	1,737,473
				34,452,782
Total Investments (cost $1,224,449,866)			99.6%	1,238,268,706
Cash and Receivables (Net)			0.4%	4,655,456
Net Assets			100.0%	1,242,924,162

LIBOR—London Interbank Offered Rate
MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $29,601,629 or 2.38% of net assets.
[d] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[e] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[f] Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,238,268,706	-	1,238,268,706
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2018, accumulated net unrealized appreciation on investments was $13,818,840, consisting of $27,626,200 gross unrealized appreciation and $13,807,360 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)